Business Segments (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reportable Segment Information
Transmission Revenue										$ 141.9	$ 110.4	$ 84.3
Corporate and Other Revenues										0.8	0.1	0.3
Sales to AEP Affiliates										580.5	367.5	225.6
Total Revenues		$ 173.8	$ 167.3	$ 229.4	$ 152.7	$ 120.0	$ 125.3	$ 153.1	$ 79.6	723.2	478.0	310.2
Depreciation and Amortization										97.1	65.9	42.4
Interest Income										1.2	0.4	0.1
Allowance for Equity Funds Used During Construction										52.3	52.3	53.0
Interest Expense										68.0	46.0	34.6
Income Tax Expense (Credit)										147.2	94.1	60.0
Income from Continuing Operations						0.0	0.0	0.0	0.0
Income (Loss) from Discontinued Operations, Net of Tax						0.0	0.0	0.0	0.0
NET INCOME (LOSS)		61.8	$ 59.9	$ 107.4	$ 57.0	39.7	$ 52.4	$ 74.8	$ 25.8	286.1	192.7	132.9
Gross Property Additions										1,522.5	1,166.0	1,008.9
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		6,780.2				5,054.2				6,780.2	5,054.2
Accumulated Depreciation and Amortization		170.4				99.6				170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,609.8				4,954.6				6,609.8	4,954.6
Notes Receivable, Related Parties		0.0				0.0				0.0	0.0
Total Assets		7,068.1				5,349.8				7,068.1	5,349.8	4,156.5
Long-term Debt Due Within One Year		50.0				0.0				50.0	0.0
Long-term Debt		2,500.4				1,932.0				2,500.4	1,932.0
Total Long-term Debt Outstanding		2,550.4				1,932.0				2,550.4	1,932.0
State Transcos [Member]
Reportable Segment Information
Transmission Revenue										141.9	110.4	84.3
Corporate and Other Revenues										0.8	0.1	0.3
Sales to AEP Affiliates										580.5	367.5	225.6
Total Revenues										723.2	478.0	310.2
Depreciation and Amortization										97.1	65.9	42.4
Interest Income										0.7	0.1	0.1
Allowance for Equity Funds Used During Construction										52.3	52.3	53.0
Interest Expense										68.0	45.6	34.4
Income Tax Expense (Credit)										147.0	94.4	60.1
NET INCOME (LOSS)										285.8	193.3	133.2
Gross Property Additions										1,522.5	1,166.0	1,008.9
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		6,780.2				5,054.2				6,780.2	5,054.2
Accumulated Depreciation and Amortization		170.4				99.6				170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,609.8				4,954.6				6,609.8	4,954.6
Notes Receivable, Related Parties		0.0				0.0				0.0	0.0
Total Assets		7,072.9				5,337.5				7,072.9	5,337.5	4,143.6
Total Long-term Debt Outstanding		2,575.0				1,932.0				2,575.0	1,932.0
AEPTCo Parent [Member]
Reportable Segment Information
Transmission Revenue										0.0	0.0	0.0
Corporate and Other Revenues										0.0	0.0	0.0
Sales to AEP Affiliates										0.0	0.0	0.0
Total Revenues										0.0	0.0	0.0
Depreciation and Amortization										0.0	0.0	0.0
Interest Income										82.9	57.8	49.6
Allowance for Equity Funds Used During Construction										0.0	0.0	0.0
Interest Expense										82.4	57.9	49.8
Income Tax Expense (Credit)										0.2	(0.3)	(0.1)
NET INCOME (LOSS)	[1]									0.3	(0.6)	(0.3)
Gross Property Additions										0.0	0.0	0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		0.0				0.0				0.0	0.0
Accumulated Depreciation and Amortization		0.0				0.0				0.0	0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		0.0				0.0				0.0	0.0
Notes Receivable, Related Parties		2,550.4				1,950.0				2,550.4	1,950.0
Total Assets	[2]	2,590.1				1,987.7				2,590.1	1,987.7	1,588.4
Total Long-term Debt Outstanding		2,550.4				1,950.0				2,550.4	1,950.0
Reconciling Adjustments [Member]
Reportable Segment Information
Transmission Revenue										0.0	0.0	0.0
Corporate and Other Revenues										0.0	0.0	0.0
Sales to AEP Affiliates										0.0	0.0	0.0
Total Revenues										0.0	0.0	0.0
Depreciation and Amortization										0.0	0.0	0.0
Interest Income	[3]									(82.4)	(57.5)	(49.6)
Allowance for Equity Funds Used During Construction										0.0	0.0	0.0
Interest Expense	[3]									(82.4)	(57.5)	(49.6)
Income Tax Expense (Credit)										0.0	0.0	0.0
NET INCOME (LOSS)										0.0	0.0	0.0
Gross Property Additions										0.0	0.0	0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		0.0				0.0				0.0	0.0
Accumulated Depreciation and Amortization		0.0				0.0				0.0	0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		0.0				0.0				0.0	0.0
Notes Receivable, Related Parties	[4]	(2,550.4)				(1,950.0)				(2,550.4)	(1,950.0)
Total Assets	[5]	(2,594.9)				(1,975.4)				(2,594.9)	(1,975.4)	$ (1,575.5)
Total Long-term Debt Outstanding	[4]	$ (2,575.0)				$ (1,950.0)				$ (2,575.0)	$ (1,950.0)

[1]	Includes the elimination of AEPTCo Parent’s equity earnings in State Transcos.
[2]	Includes the elimination of AEPTCo Parent’s investments in State Transcos.
[3]	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.
[4]	Elimination of intercompany debt.
[5]	Primarily relates to the elimination of Notes Receivable from the State Transcos.